Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2018
Other Notes Payable [Abstract]
Summary of other payables to TV Stations
	December 31, 2018	December 31, 2017

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,066,065	1,123,151
	$1,143,240	$1,200,326